Business Combinations - Additional Information (Details) $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 01, 2023
Disclosure of detailed information about business combination [line items]
Financial assets, at fair value	$ 772	$ 606
Deferred tax liability (asset)	$ 19	$ 38	$ 35
SportCC ApS ("SportCC")
Disclosure of detailed information about business combination [line items]
Percentage of remaining voting equity interests acquired				0.25